Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Disaggregation of revenue

	December 31,
	2020	2019	2018
Revenue:
United States	$292,107	$287,723	$274,391
International	29,217	30,200	32,860
Total	$321,324	$317,923	$307,251